Investments in associates and joint ventures - Summary of Investments (Details) - EUR (€) € in Millions	Sep. 30, 2020	Mar. 31, 2020
Investment in associates and joint arrangements
Investment in joint ventures	€ 5,053	€ 5,323
Investment in associates	375	508
Total investments in associates and joint arrangements	5,428	5,831
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Investment in joint ventures	1,457	1,630
INWIT S.p.A.
Investment in associates and joint arrangements
Investment in joint ventures	2,914	3,345
Indus Towers Limited
Investment in associates and joint arrangements
Investment in joint ventures	620	766
TPG Telecom Limited / Vodafone Hutchison Australia Pty Limited
Investment in associates and joint arrangements
Investment in joint ventures	22
Investment in joint ventures		(466)
Other
Investment in associates and joint arrangements
Investment in joint ventures	€ 40	48
Vodafone Idea Limited
Investment in associates and joint arrangements
Investment in joint ventures		€ 0